DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended							12 Months Ended				3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Citi Capital Advisors Business item	Jun. 30, 2011 Egg Banking PLC	Dec. 31, 2012 Egg Banking PLC	Dec. 31, 2011 Egg Banking PLC	Apr. 28, 2011 Egg Banking PLC	Dec. 31, 2010 Student Loan Corporation	Dec. 31, 2010 Student Loan Corporation	Dec. 31, 2010 SLM Corporation (Sallie Mae)	Dec. 31, 2010 Discover Financial Services (Discover) and SLM Corporation (Sallie Mae)	May 14, 2013 Brazil Creditcard	Dec. 31, 2012 Brazil Creditcard	Dec. 31, 2011 Brazil Creditcard	Dec. 31, 2010 Brazil Creditcard	Jun. 30, 2013 Brazil Creditcard	May 14, 2013 Brazil Creditcard Forecast
Discontinued operations
Amount to be received on sale of discontinued operation																									$ 1,240,000,000
Number of transactions											2
Number of management companies resulting from the sale of business											2
Percentage of ownership retained											24.90%
Ownership interest (as a percent)																	80.00%
Percentage of ownership interest of public shareholders in the Student Loan Corporation (SLC)																	20.00%
A gain or loss on sale transaction																	(427,000,000)
Seller-financing																		1,100,000,000
Purchase of assets by Citibank, N.A from Student Loan Corporation (SLC)																	8,600,000,000
Assets of discontinued operations at time of sale	36,000,000							36,000,000			36,000,000				2,700,000,000	31,000,000,000	31,000,000,000		40,000,000,000					3,298,000,000
Portion amount of assets sold																			31,000,000,000
Liabilities of discontinued operations held for sale	0							0							39,000,000	29,000,000,000	29,000,000,000
Gain on sale of discontinued operations								(1,000,000)	155,000,000	(702,000,000)		126,000,000	(1,000,000)	143,000,000		(825,000,000)				300,000,000
Results of Discontinued Operations
Total revenues, net of interest expense								1,106,000,000	1,374,000,000	415,000,000	60,000,000		1,000,000	340,000,000		(577,000,000)					1,045,000,000	1,022,000,000	825,000,000
Income (loss) from discontinued operations								(109,000,000)	(75,000,000)	140,000,000	(123,000,000)		(96,000,000)	24,000,000		97,000,000					110,000,000	(98,000,000)	68,000,000
Gain (loss) on sale								(1,000,000)	155,000,000	(702,000,000)		126,000,000	(1,000,000)	143,000,000		(825,000,000)				300,000,000
Provision (benefit) for income taxes								(52,000,000)	12,000,000	(546,000,000)	(44,000,000)		(34,000,000)	58,000,000		(339,000,000)					19,000,000	(54,000,000)	16,000,000
Income (loss) from discontinued operations, net of taxes	(85,000,000)	8,000,000	7,000,000	12,000,000	(14,000,000)	50,000,000	32,000,000	(58,000,000)	68,000,000	(16,000,000)	(79,000,000)		(63,000,000)	109,000,000		(389,000,000)					91,000,000	(44,000,000)	52,000,000
Discontinued operations
Cash flows from operating activities									(146,000,000)	4,974,000,000				(146,000,000)		5,106,000,000
Cash flows from investing activities									2,827,000,000	1,726,000,000				2,827,000,000		1,532,000,000
Cash flows from financing activities									(12,000,000)	(6,486,000,000)				(12,000,000)		(6,483,000,000)
Net cash provided by (used in) discontinued operations									2,669,000,000	214,000,000				2,669,000,000		155,000,000
Assets
Deposits at interest with banks											4,000,000													84,000,000
Loans (net allowance of $358)																								2,619,000,000
Goodwill and intangible assets																								265,000,000
Other assets																								330,000,000
Goodwill											13,000,000
Intangible assets											19,000,000
Total assets	36,000,000							36,000,000			36,000,000				2,700,000,000	31,000,000,000	31,000,000,000		40,000,000,000					3,298,000,000
Allowances on loans																								358,000,000
Liabilities
Total liabilities	$ 0							$ 0							$ 39,000,000	$ 29,000,000,000	$ 29,000,000,000